RELATED PARTY TRANSACTIONS - Key Management Personnel Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party [Abstract]
Salaries and other short-term employee benefits	$ 12	$ 20
Post-employment benefits	2	2
Stock-based compensation	35	34
Total compensation	$ 49	$ 56